Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 767,991	$ 1,029,333	$ 1,646,167	$ 1,391,682	$ 2,047,534	$ 717,764
Loss from operations	(767,991)	(1,029,333)	(1,646,167)	(1,391,682)	(2,047,534)	(717,764)
Other income:
Income earned on marketable securities held in Trust Account	199,065	534,551	657,881	704,455	839,254	7,607
Total other income					839,254	7,607
Net loss	$ (568,926)	$ (494,782)	$ (988,286)	$ (687,227)	$ (1,208,280)	$ (710,157)
Weighted average shares outstanding, ordinary shares (in Shares)					8,901,159	11,581,616
Basic net loss per share, ordinary shares (in Dollars per share)					$ (0.14)	$ (0.06)
Ordinary Shares Subject To Possible Redemption
Other income:
Weighted average shares outstanding, ordinary shares (in Shares)	1,851,416	11,500,000	1,900,497	11,500,000
Basic net loss per share, ordinary shares (in Dollars per share)	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)
Ordinary Shares Subject Not To Possible Redemption
Other income:
Weighted average shares outstanding, ordinary shares (in Shares)	3,340,000	3,340,000	3,340,000	3,340,000
Basic net loss per share, ordinary shares (in Dollars per share)	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)